Additional Information (Minimum Rental Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Additional Information [Abstract]
2013	$ 218
2014	157
2015	104
2016	80
2017	66
Thereafter	226
Total	$ 851